FAIR VALUE MEASUREMENT (Details Narrative) - Italy Projects Agreement [Member] € in Thousands	6 Months Ended
Jun. 30, 2017 EUR (€)
Interest rate	2.00%
Period of adjustments after closing date	18 months
Actual EBITDA divisor	1.5
Percentage balance of acquisition adjustment added to deferred payment	50.00%
Equity IRR	25.00%
Percentage balance of acquisition adjustment deducted from deferred payment	35.00%
Euro [Member] | Minimum [Member]
Computed threshold of EBITDA	€ 934
Euro [Member] | Maximum [Member]
Computed threshold of EBITDA	€ 934